IMPAIRMENT OF ASSETS - Results of Tests Performed, Sensitivity Analysis and Key Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amount allocated to the asset group:
Goodwill	$ 132,894	$ 107,677
Results of test performed:
Income tax rate	27.80%	28.40%	28.40%
T&F Group
Carrying amount allocated to the asset group:
Goodwill	$ 101,568	$ 101,846
Intangible assets with indefinite useful lives	$ 14,493	$ 14,359
Results of test performed:
Annual revenue growth rate year 1	9.40%	1.30%
Discount rate	8.80%	8.80%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	2.30%	2.30%
Income tax rate	28.00%	28.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	9.40%	1.30%
Annual revenue growth rate after year 1	0.00%	0.00%
Discount rate	11.00%	11.00%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	35.00%	35.00%
T&F Group | Bottom of range
Results of test performed:
Annual revenue growth rate after year 1	2.30%	2.30%
T&F Group | Top of range
Results of test performed:
Annual revenue growth rate after year 1	3.10%	3.10%
ECP CGU
Carrying amount allocated to the asset group:
Goodwill	$ 5,686	$ 5,831
Intangible assets with indefinite useful lives	$ 0	$ 0
Results of test performed:
Annual revenue growth rate year 1	11.50%	6.30%
Annual revenue growth rate year 2	3.10%	2.80%
Discount rate	11.60%	11.60%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	2.50%	2.50%
Income tax rate	27.00%	27.00%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	11.50%	6.30%
Annual revenue growth rate after year 1	1.00%	1.00%
Discount rate	12.60%	12.60%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.00%	1.00%
Income tax rate	37.00%	37.00%
ECP CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 2	2.50%	2.50%
Nortech CGU
Carrying amount allocated to the asset group:
Goodwill	$ 25,640
Intangible assets with indefinite useful lives	$ 1,616
Results of test performed:
Annual revenue growth rate year 1	35.20%
Annual revenue growth rate year 2	54.60%
Discount rate	12.50%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	2.50%
Income tax rate	25.50%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate year 1	0.00%
Annual revenue growth rate year 2	0.00%
Annual revenue growth rate year 3	109.10%
Discount rate	14.50%
Cash flows beyond fiscal year that have been extrapolated using a steady growth rate of	1.50%
Income tax rate	28.00%
Nortech CGU | Bottom of range
Results of test performed:
Annual revenue growth rate after year 2	2.50%
Sensitivity analysis performed using reasonably possible changes in key assumptions
Annual revenue growth rate after year 3	2.50%